Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.37%
Australia: 6.85%
ANZ Group Holdings Ltd. (Financials, Banks)	63,246	$1,241,108
Aristocrat Leisure Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	19,950	893,299
BHP Group Ltd. (Materials, Metals & mining)	38,996	984,852
BlueScope Steel Ltd. (Materials, Metals & mining)	87,988	1,333,924
Commonwealth Bank of Australia (Financials, Banks)	6,434	730,449
Computershare Ltd. (Industrials, Professional services)	12,650	340,530
CSL Ltd. (Health care, Biotechnology)	7,210	1,247,216
Dexus (Real estate, Office REITs)	75,803	342,221
Fortescue Ltd. (Materials, Metals & mining)	35,156	397,764
Glencore PLC (Materials, Metals & mining)	157,103	630,505
GPT Group (Real estate, Diversified REITs)	92,414	301,048
Insurance Australia Group Ltd. (Financials, Insurance)	89,795	504,057
Lottery Corp. Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	86,572	300,265
Medibank Pvt Ltd. (Financials, Insurance)	173,703	567,731
Mirvac Group (Real estate, Diversified REITs)	256,910	368,612
National Australia Bank Ltd. (Financials, Banks)	13,437	333,461
Northern Star Resources Ltd. (Materials, Metals & mining)	56,756	563,889
QBE Insurance Group Ltd. (Financials, Insurance)	119,349	1,770,449
Rio Tinto Ltd. (Materials, Metals & mining)	4,278	304,242
Scentre Group (Real estate, Retail REITs)	97,484	233,302
South32 Ltd. (Materials, Metals & mining)	111,226	207,997
Suncorp Group Ltd. (Financials, Insurance)	138,742	1,859,804
Vicinity Ltd. (Real estate, Retail REITs)	264,814	416,949
Wesfarmers Ltd. (Consumer discretionary, Broadline retail)	10,809	591,247
Westpac Banking Corp. (Financials, Banks)	63,203	1,364,561
		17,829,482
Austria: 0.43%
Erste Group Bank AG (Financials, Banks)	8,843	808,638
Verbund AG (Utilities, Electric utilities)	4,093	304,763
		1,113,401
Denmark: 2.53%
AP Moller - Maersk AS Class B (Industrials, Marine transportation)	938	1,852,326
Carlsberg AS Class B (Consumer staples, Beverages)	3,204	399,434
Danske Bank AS (Financials, Banks)	8,892	352,759
Genmab AS (Health care, Biotechnology)†	1,877	404,113
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	29,788	1,385,379
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	11,022	1,819,683
Vestas Wind Systems AS (Industrials, Electrical equipment)	19,898	363,300
		6,576,994
Finland: 0.89%
Fortum Oyj (Utilities, Electric utilities)	32,852	602,694
Kone Oyj Class B (Industrials, Machinery)	4,856	298,199
Nokia Oyj (Information technology, Communications equipment)	84,098	342,728
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 1

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Finland(continued)
UPM-Kymmene Oyj (Materials, Paper & forest products)	9,401	$243,653
Wartsila Oyj Abp (Industrials, Machinery)	30,171	833,577
		2,320,851
France: 11.13%
Air Liquide SA (Materials, Chemicals)	5,064	996,273
BNP Paribas SA (Financials, Banks)	17,734	1,616,955
Bouygues SA (Industrials, Construction & engineering)	10,231	421,277
Canal & SA (Communication services, Media)	41,874	132,461
Capgemini SE (Information technology, IT services)	2,086	310,556
Carrefour SA (Consumer staples, Consumer staples distribution & retail)	19,978	286,305
Cie de Saint-Gobain SA (Industrials, Building products)	7,610	872,997
Cie Generale des Etablissements Michelin SCA (Consumer discretionary, Automobile components)	7,966	283,402
Covivio SA (Real estate, Diversified REITs)	14,683	950,604
Credit Agricole SA (Financials, Banks)	37,275	686,028
Danone SA (Consumer staples, Food products)	5,013	410,248
Dassault Aviation SA (Industrials, Aerospace & defense)	1,581	492,255
Edenred SE (Financials, Financial services)	6,529	186,456
Eiffage SA (Industrials, Construction & engineering)	13,923	1,868,960
Engie SA (Utilities, Multi-utilities)	105,988	2,382,421
EssilorLuxottica SA (Health care, Health care equipment & supplies)	3,158	939,045
Getlink SE (Industrials, Transportation infrastructure)	13,542	245,597
Ipsen SA (Health care, Pharmaceuticals)	3,406	401,336
Legrand SA (Industrials, Electrical equipment)	2,736	404,126
L’Oreal SA (Consumer staples, Personal care products)	3,124	1,382,317
Louis Hachette Group (Communication services, Media)	41,874	78,025
LVMH Moet Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	1,324	710,739
Orange SA (Communication services, Diversified telecommunication services)	31,372	477,201
Publicis Groupe SA (Communication services, Media)	19,349	1,768,144
Renault SA (Consumer discretionary, Automobiles)	32,481	1,201,822
Safran SA (Industrials, Aerospace & defense)	6,597	2,175,369
Sanofi SA (Health care, Pharmaceuticals)	14,756	1,324,655
Schneider Electric SE (Industrials, Electrical equipment)	7,663	1,983,132
Societe Generale SA (Financials, Banks)	12,125	773,921
Teleperformance SE (Industrials, Professional services)	1,717	167,392
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	29,798	1,771,952
Vinci SA (Industrials, Construction & engineering)	9,050	1,257,124
		28,959,095
Germany: 7.83%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	2,622	501,140
Allianz SE (Financials, Insurance)	7,326	2,895,071
BASF SE (Materials, Chemicals)	2,971	145,607
Bayer AG (Health care, Pharmaceuticals)	12,843	399,440
Bechtle AG (Information technology, IT services)	6,978	302,872
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	3,740	422,337
See accompanying notes to portfolio of investments
2 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Germany(continued)
Delivery Hero SE Class A (Consumer discretionary, Hotels, restaurants & leisure)144A†	6,710	$200,256
Deutsche Bank AG (Financials, Capital markets)	41,689	1,373,091
Deutsche Post AG (Industrials, Air freight & logistics)	8,466	379,325
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	60,453	2,168,201
E.ON SE (Utilities, Multi-utilities)	17,683	322,595
Evonik Industries AG (Materials, Chemicals)	12,064	239,568
Fresenius Medical Care AG (Health care, Health care providers & services)	5,338	270,751
Henkel AG & Co. KGaA (Consumer staples, Household products)	6,910	491,372
Mercedes-Benz Group AG (Consumer discretionary, Automobiles)	10,082	570,845
Rational AG (Industrials, Machinery)	301	232,356
Rheinmetall AG (Industrials, Aerospace & defense)	772	1,528,171
SAP SE (Information technology, Software)	14,729	4,211,839
Siemens AG (Industrials, Industrial conglomerates)	10,488	2,671,326
Siemens Healthineers AG (Health care, Health care equipment & supplies)144A	6,491	349,622
Talanx AG (Financials, Insurance)	2,800	371,132
Zalando SE (Consumer discretionary, Specialty retail)144A†	11,084	323,188
		20,370,105
Hong Kong: 2.68%
BOC Hong Kong Holdings Ltd. (Financials, Banks)	270,000	1,212,369
CK Infrastructure Holdings Ltd. (Utilities, Electric utilities)	48,000	338,063
Hang Seng Bank Ltd. (Financials, Banks)	16,400	238,894
Hong Kong Exchanges & Clearing Ltd. (Financials, Capital markets)	16,500	892,960
Jardine Matheson Holdings Ltd. (Industrials, Industrial conglomerates)	29,600	1,607,320
Link REIT (Real estate, Retail REITs)	51,600	287,503
Power Assets Holdings Ltd. (Utilities, Electric utilities)	61,500	404,922
Techtronic Industries Co. Ltd. (Industrials, Machinery)	17,000	203,280
WH Group Ltd. (Consumer staples, Food products)144A	1,777,000	1,779,022
		6,964,333
Ireland: 0.39%
CRH PLC (Materials, Construction materials)	1,137	107,755
DCC PLC (Industrials, Industrial conglomerates)	4,365	273,384
Flutter Entertainment PLC (Consumer discretionary, Hotels, restaurants & leisure)†	959	290,447
Kingspan Group PLC (Industrials, Building products)	4,321	358,608
		1,030,194
Israel: 1.89%
Global-e Online Ltd. (Consumer discretionary, Broadline retail)†	35,794	1,186,571
Israel Discount Bank Ltd. Class A (Financials, Banks)	46,270	442,505
Mizrahi Tefahot Bank Ltd. (Financials, Banks)	30,919	1,909,985
Monday.com Ltd. (Information technology, Software)†	886	232,389
Teva Pharmaceutical Industries Ltd. ADR (Health care, Pharmaceuticals)†	36,775	568,174
Wix.com Ltd. (Information technology, IT services)†	4,182	568,877
		4,908,501
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 3

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Italy: 3.11%
Enel SpA (Utilities, Electric utilities)	140,620	$1,240,027
Generali (Financials, Insurance)	22,670	845,722
Intesa Sanpaolo SpA (Financials, Banks)	246,617	1,485,931
Leonardo SpA (Industrials, Aerospace & defense)	13,990	754,105
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	7,526	401,381
Poste Italiane SpA (Financials, Insurance)144A	15,473	334,293
Prysmian SpA (Industrials, Electrical equipment)	5,187	414,251
Snam SpA (Utilities, Gas utilities)	69,271	401,444
Telecom Italia SpA (Communication services, Diversified telecommunication services)†	843,362	387,552
UniCredit SpA (Financials, Banks)	24,961	1,836,475
		8,101,181
Japan: 20.59%
Advantest Corp. (Information technology, Semiconductors & semiconductor equipment)	8,900	591,842
Asahi Kasei Corp. (Materials, Chemicals)	32,400	225,431
Bandai Namco Holdings, Inc. (Consumer discretionary, Leisure products)	23,900	772,852
Bridgestone Corp. (Consumer discretionary, Automobile components)	8,100	327,646
Brother Industries Ltd. (Information technology, Technology hardware, storage & peripherals)	18,100	307,987
Canon, Inc. (Information technology, Technology hardware, storage & peripherals)	23,800	675,983
Central Japan Railway Co. (Industrials, Ground transportation)	36,900	860,219
Chugai Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	12,200	584,831
Dai Nippon Printing Co. Ltd. (Industrials, Commercial services & supplies)	21,200	326,469
Daifuku Co. Ltd. (Industrials, Machinery)	9,800	248,099
Dai-ichi Life Holdings, Inc. (Financials, Insurance)	109,200	864,010
Daito Trust Construction Co. Ltd. (Real estate, Real estate management & development)	15,700	1,607,329
Daiwa House Industry Co. Ltd. (Real estate, Real estate management & development)	19,200	634,770
Daiwa Securities Group, Inc. (Financials, Capital markets)	59,300	412,838
ENEOS Holdings, Inc. (Energy, Oil, gas & consumable fuels)	61,200	321,216
Hikari Tsushin, Inc. (Industrials, Industrial conglomerates)	1,200	322,630
Hitachi Ltd. (Industrials, Industrial conglomerates)	31,700	970,040
Honda Motor Co. Ltd. (Consumer discretionary, Automobiles)	92,400	956,608
Hoya Corp. (Health care, Health care equipment & supplies)	7,900	996,685
Hulic Co. Ltd. (Real estate, Real estate management & development)	36,100	344,311
Idemitsu Kosan Co. Ltd. (Energy, Oil, gas & consumable fuels)	47,300	304,073
Inpex Corp. (Energy, Oil, gas & consumable fuels)	122,500	1,744,247
Isuzu Motors Ltd. (Consumer discretionary, Automobiles)	25,000	320,400
ITOCHU Corp. (Industrials, Trading companies & distributors)	17,500	917,920
Japan Tobacco, Inc. (Consumer staples, Tobacco)	10,300	294,164
Kansai Electric Power Co., Inc. (Utilities, Electric utilities)	23,200	278,549
Kawasaki Kisen Kaisha Ltd. (Industrials, Marine transportation)	115,800	1,635,894
Kobe Bussan Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	12,100	322,215
Komatsu Ltd. (Industrials, Machinery)	12,700	409,167
Konami Group Corp. (Communication services, Entertainment)	3,200	434,428
Kyowa Kirin Co. Ltd. (Health care, Pharmaceuticals)	13,800	235,561
See accompanying notes to portfolio of investments
4 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Japan(continued)
Lasertec Corp. (Information technology, Semiconductors & semiconductor equipment)	1,300	$130,973
LY Corp. (Communication services, Interactive media & services)	92,100	336,641
M3, Inc. (Health care, Health care technology)	14,500	178,333
Makita Corp. (Industrials, Machinery)	19,400	600,588
Marubeni Corp. (Industrials, Trading companies & distributors)	21,700	444,280
Mitsubishi Corp. (Industrials, Trading companies & distributors)	41,400	816,548
Mitsubishi Electric Corp. (Industrials, Electrical equipment)	20,900	470,088
Mitsubishi Heavy Industries Ltd. (Industrials, Machinery)	27,900	666,152
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	85,800	1,182,562
Mitsui & Co. Ltd. (Industrials, Trading companies & distributors)	37,100	755,231
Mizuho Financial Group, Inc. (Financials, Banks)	21,200	621,831
MS&AD Insurance Group Holdings, Inc. (Financials, Insurance)	32,100	685,851
Murata Manufacturing Co. Ltd. (Information technology, Electronic equipment, instruments & components)	32,000	476,291
NEC Corp. (Information technology, IT services)	23,800	683,438
Nidec Corp. (Industrials, Electrical equipment)	11,700	224,479
Nintendo Co. Ltd. (Communication services, Entertainment)	12,900	1,078,168
Nitori Holdings Co. Ltd. (Consumer discretionary, Specialty retail)	1,100	93,155
Nitto Denko Corp. (Materials, Chemicals)	90,600	1,874,867
Nomura Holdings, Inc. (Financials, Capital markets)	36,900	243,772
Olympus Corp. (Health care, Health care equipment & supplies)	19,600	234,162
Ono Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	14,600	163,268
Oracle Corp. Japan (Information technology, Software)	15,700	1,697,867
ORIX Corp. (Financials, Financial services)	20,200	453,753
Otsuka Holdings Co. Ltd. (Health care, Pharmaceuticals)	27,000	1,285,462
Panasonic Holdings Corp. (Consumer discretionary, Household durables)	41,100	388,778
Recruit Holdings Co. Ltd. (Industrials, Professional services)	22,600	1,340,883
SBI Holdings, Inc. (Financials, Capital markets)	14,200	527,500
SCREEN Holdings Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	3,700	288,637
SCSK Corp. (Information technology, IT services)	12,200	379,602
Seiko Epson Corp. (Information technology, Technology hardware, storage & peripherals)	25,900	328,627
Sekisui Chemical Co. Ltd. (Industrials, Industrial conglomerates)	15,100	261,911
Sekisui House Ltd. (Consumer discretionary, Household durables)	14,500	304,164
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	17,800	234,661
Shimano, Inc. (Consumer discretionary, Leisure products)	1,800	196,913
Shionogi & Co. Ltd. (Health care, Pharmaceuticals)	16,400	274,279
SoftBank Group Corp. (Communication services, Wireless telecommunication services)	13,400	1,023,210
Sompo Holdings, Inc. (Financials, Insurance)	24,200	713,586
Sony Group Corp. (Consumer discretionary, Household durables)	141,000	3,391,515
Subaru Corp. (Consumer discretionary, Automobiles)	26,800	493,008
Sumitomo Corp. (Industrials, Trading companies & distributors)	32,800	838,360
Sumitomo Electric Industries Ltd. (Consumer discretionary, Automobile components)	27,900	692,330
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	39,300	991,406
Suzuki Motor Corp. (Consumer discretionary, Automobiles)	29,200	320,837
Takeda Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	8,100	222,505
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 5

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Japan(continued)
TDK Corp. (Information technology, Electronic equipment, instruments & components)	24,300	$296,045
Terumo Corp. (Health care, Health care equipment & supplies)	28,400	481,586
Tokio Marine Holdings, Inc. (Financials, Insurance)	31,000	1,244,740
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	6,000	953,872
Toyota Motor Corp. (Consumer discretionary, Automobiles)	42,900	763,088
Toyota Tsusho Corp. (Industrials, Trading companies & distributors)	19,700	451,491
Yakult Honsha Co. Ltd. (Consumer staples, Food products)	13,600	218,790
Yokogawa Electric Corp. (Information technology, Electronic equipment, instruments & components)	48,500	1,292,723
		53,561,221
Luxembourg: 0.77%
ArcelorMittal SA (Materials, Metals & mining)	20,734	646,407
Eurofins Scientific SE (Health care, Life sciences tools & services)	5,638	431,777
Spotify Technology SA (Communication services, Entertainment)†	1,164	729,293
Tenaris SA (Energy, Energy equipment & services)	11,498	200,814
		2,008,291
Netherlands: 4.48%
ABN AMRO Bank NV GDR (Financials, Banks)144A	35,471	1,025,411
Adyen NV (Financials, Financial services)144A†	391	670,624
Aegon Ltd. (Financials, Insurance)	106,503	761,127
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	664	321,414
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	4,123	2,857,540
ASR Nederland NV (Financials, Insurance)	4,726	313,919
BE Semiconductor Industries NV (Information technology, Semiconductors & semiconductor equipment)	2,610	352,641
Euronext NV (Financials, Capital markets)144A	2,194	353,648
Ferrari NV (Consumer discretionary, Automobiles)	2,239	981,818
Ferrovial SE (Industrials, Construction & engineering)	8,603	441,015
Havas NV (Communication services, Media)	41,874	67,263
JDE Peet’s NV (Consumer staples, Food products)	15,685	465,140
Koninklijke Ahold Delhaize NV (Consumer staples, Consumer staples distribution & retail)	11,966	472,614
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	60,420	269,926
Koninklijke Philips NV (Health care, Health care equipment & supplies)	10,466	273,323
NN Group NV (Financials, Insurance)	8,445	568,649
Prosus NV (Consumer discretionary, Broadline retail)	19,852	1,134,060
Wolters Kluwer NV (Industrials, Professional services)	2,171	338,153
		11,668,285
See accompanying notes to portfolio of investments
6 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
New Zealand: 0.21%
Fisher & Paykel Healthcare Corp. Ltd. (Health care, Health care equipment & supplies)	10,570	$229,146
Xero Ltd. (Information technology, Software)†	2,824	325,213
		554,359
Norway: 0.87%
DNB Bank ASA (Financials, Banks)	37,808	956,532
Kongsberg Gruppen ASA (Industrials, Aerospace & defense)	22,790	681,037
Norsk Hydro ASA (Materials, Metals & mining)	43,416	257,326
Orkla ASA (Consumer staples, Food products)	34,572	363,560
		2,258,455
Portugal: 0.09%
EDP SA (Utilities, Electric utilities)	54,892	237,263
Singapore: 1.53%
DBS Group Holdings Ltd. (Financials, Banks)	31,310	1,149,217
Mapletree Pan Asia Commercial Trust (Real estate, Diversified REITs)	326,500	323,530
Oversea-Chinese Banking Corp. Ltd. (Financials, Banks)	34,200	443,203
Sea Ltd. ADR (Communication services, Entertainment)†	3,548	555,794
Singapore Airlines Ltd. (Industrials, Passenger airlines)	71,900	375,546
Singapore Exchange Ltd. (Financials, Capital markets)	33,300	408,311
United Overseas Bank Ltd. (Financials, Banks)	18,900	525,094
Yangzijiang Shipbuilding Holdings Ltd. (Industrials, Machinery)	107,100	210,069
		3,990,764
Spain: 3.53%
Acciona SA (Utilities, Electric utilities)	1,800	345,231
ACS Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	8,228	567,853
Aena SME SA (Industrials, Transportation infrastructure)144A	30,910	832,348
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	120,808	2,014,867
Banco Santander SA (Financials, Banks)	245,591	2,109,819
CaixaBank SA (Financials, Banks)	93,106	875,970
Enagas SA (Utilities, Gas utilities)	15,748	235,865
Iberdrola SA (Utilities, Electric utilities)	48,037	844,313
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	11,784	562,887
Naturgy Energy Group SA (Utilities, Gas utilities)	10,166	318,807
Telefonica SA (Communication services, Diversified telecommunication services)	90,822	468,713
		9,176,673
Sweden: 3.34%
Alfa Laval AB (Industrials, Machinery)	7,921	344,148
Assa Abloy AB Class B (Industrials, Building products)	11,405	377,394
Atlas Copco AB Class A (Industrials, Machinery)	58,752	894,698
Atlas Copco AB Class B (Industrials, Machinery)	15,559	210,562
Evolution AB (Consumer discretionary, Hotels, restaurants & leisure)144A	5,752	511,704
Getinge AB Class B (Health care, Health care equipment & supplies)	18,811	371,297
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	23,686	260,264
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 7

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Sweden(continued)
Indutrade AB (Industrials, Machinery)	8,918	$216,568
Lifco AB Class B (Industrials, Industrial conglomerates)	10,305	367,075
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	65,379	1,143,644
Skanska AB Class B (Industrials, Construction & engineering)	46,421	1,082,839
Svenska Handelsbanken AB Class A (Financials, Banks)	42,602	519,079
Swedbank AB Class A (Financials, Banks)	74,425	1,981,791
Telia Co. AB (Communication services, Diversified telecommunication services)	113,850	402,085
		8,683,148
Switzerland: 10.16%
ABB Ltd. (Industrials, Electrical equipment)	30,139	1,968,019
Alcon AG (Health care, Health care equipment & supplies)	6,395	560,637
Amrize Ltd. (Materials, Construction materials)†	7,238	365,888
Avolta AG (Consumer discretionary, Specialty retail)	35,989	1,870,836
Chocoladefabriken Lindt & Spruengli AG (Consumer staples, Food products)	42	617,844
Cie Financiere Richemont SA Class A (Consumer discretionary, Textiles, apparel & luxury goods)	6,075	991,903
Coca-Cola HBC AG (Consumer staples, Beverages)	10,660	554,023
DSM-Firmenich AG (Materials, Chemicals)	3,532	339,353
EMS-Chemie Holding AG (Materials, Chemicals)	688	541,312
Givaudan SA (Materials, Chemicals)	122	510,002
Helvetia Holding AG (Financials, Insurance)	2,246	540,121
Holcim AG (Materials, Construction materials)	7,238	577,230
Julius Baer Group Ltd. (Financials, Capital markets)	3,622	245,080
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	4,071	377,491
Nestle SA (Consumer staples, Food products)	30,152	2,634,593
Novartis AG (Health care, Pharmaceuticals)	33,048	3,763,739
Roche Holding AG (Health care, Pharmaceuticals)	8,686	2,710,666
Roche Holding AG SIX Swiss Exchange (Health care, Pharmaceuticals)	1,989	661,014
Schindler Holding AG (Industrials, Machinery)	2,294	829,593
Siemens Energy AG (Industrials, Electrical equipment)†	34,477	3,991,701
Sonova Holding AG (Health care, Health care equipment & supplies)	676	184,013
Straumann Holding AG (Health care, Health care equipment & supplies)	2,087	254,280
Swiss Re AG (Financials, Insurance)	3,949	706,876
UBS Group AG (Financials, Capital markets)	17,103	635,616
		26,431,830
United Kingdom: 14.07%
3i Group PLC (Financials, Capital markets)	31,467	1,719,423
Ashtead Group PLC (Industrials, Trading companies & distributors)	4,815	321,696
Associated British Foods PLC (Consumer staples, Food products)	66,310	1,920,038
AstraZeneca PLC (Health care, Pharmaceuticals)	20,442	2,982,317
Aviva PLC (Financials, Insurance)	205,487	1,755,682
BAE Systems PLC (Industrials, Aerospace & defense)	14,430	344,309
Barclays PLC (Financials, Banks)	80,345	392,728
BP PLC (Energy, Oil, gas & consumable fuels)	180,613	968,136
British American Tobacco PLC (Consumer staples, Tobacco)	50,683	2,715,460
Bunzl PLC (Industrials, Trading companies & distributors)	11,407	338,531
See accompanying notes to portfolio of investments
8 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
United Kingdom(continued)
Centrica PLC (Utilities, Multi-utilities)	245,759	$534,219
Compass Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	9,461	332,454
GSK PLC (Health care, Pharmaceuticals)	57,111	1,050,499
Halma PLC (Information technology, Electronic equipment, instruments & components)	11,372	486,591
HSBC Holdings PLC (Financials, Banks)	265,155	3,230,376
Imperial Brands PLC (Consumer staples, Tobacco)	52,320	2,039,401
InterContinental Hotels Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	3,465	398,614
Kingfisher PLC (Consumer discretionary, Specialty retail)	73,675	261,974
Legal & General Group PLC (Financials, Insurance)	76,806	259,840
Marks & Spencer Group PLC (Consumer staples, Consumer staples distribution & retail)	45,168	207,438
NatWest Group PLC (Financials, Banks)	334,527	2,322,145
Pearson PLC (Consumer discretionary, Diversified consumer services)	24,443	345,647
Phoenix Group Holdings PLC (Financials, Insurance)	74,409	650,712
Reckitt Benckiser Group PLC (Consumer staples, Household products)	9,910	742,712
Rio Tinto PLC (Materials, Metals & mining)	15,611	929,782
Rolls-Royce Holdings PLC (Industrials, Aerospace & defense)†	148,382	2,105,981
Sage Group PLC (Information technology, Software)	31,445	504,901
Shell PLC (Energy, Oil, gas & consumable fuels)	42,963	1,543,794
Smith & Nephew PLC (Health care, Health care equipment & supplies)	27,639	422,405
Smiths Group PLC (Industrials, Industrial conglomerates)	15,189	470,497
Standard Chartered Bank PLC (Financials, Banks)	34,282	614,572
Tesco PLC (Consumer staples, Consumer staples distribution & retail)	131,460	738,598
Unilever PLC (Consumer staples, Personal care products)	32,228	1,869,883
Unilever PLC London Stock Exchange (Consumer staples, Personal care products)	4,198	245,392
Vodafone Group PLC (Communication services, Wireless telecommunication services)	502,859	545,198
Wise PLC Class A (Financials, Financial services)†	22,591	301,793
		36,613,738
Total common stocks (Cost $182,463,548)		253,358,164

	Dividend rate
Preferred stocks: 0.12%
Germany: 0.12%
Henkel AG & Co. KGaA (Consumer staples, Household products)	2.33	4,015	309,392
Total preferred stocks (Cost $366,074)			309,392
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 9

Portfolio of investments—July 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.69%
Investment companies: 1.69%
Allspring Government Money Market Fund Select Class♠∞		4.24%	4,387,199	$4,387,199
Total short-term investments (Cost $4,387,199)				4,387,199
Total investments in securities (Cost $187,216,821)	99.18%			258,054,755
Other assets and liabilities, net	0.82			2,127,753
Total net assets	100.00%			$260,182,508

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,007,632	$12,990,641	$(11,611,074)	$0	$0	$4,387,199	4,387,199	$43,838
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	34	9-19-2025	$4,525,801	$4,442,780	$0	$(83,021)
See accompanying notes to portfolio of investments
10 | Allspring Disciplined International Developed Markets Portfolio

Notes to portfolio of investments—July 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Disciplined International Developed Markets Portfolio | 11

Notes to portfolio of investments—July 31, 2025 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$17,829,482	$0	$17,829,482
Austria	0	1,113,401	0	1,113,401
Denmark	0	6,576,994	0	6,576,994
Finland	0	2,320,851	0	2,320,851
France	0	28,959,095	0	28,959,095
Germany	0	20,370,105	0	20,370,105
Hong Kong	0	6,964,333	0	6,964,333
Ireland	0	1,030,194	0	1,030,194
Israel	2,556,011	2,352,490	0	4,908,501
Italy	0	8,101,181	0	8,101,181
Japan	0	53,561,221	0	53,561,221
Luxembourg	729,293	1,278,998	0	2,008,291
Netherlands	0	11,668,285	0	11,668,285
New Zealand	229,146	325,213	0	554,359
Norway	0	2,258,455	0	2,258,455
Portugal	0	237,263	0	237,263
Singapore	555,794	3,434,970	0	3,990,764
Spain	318,807	8,857,866	0	9,176,673
Sweden	0	8,683,148	0	8,683,148
Switzerland	365,888	26,065,942	0	26,431,830
United Kingdom	0	36,613,738	0	36,613,738
Preferred stocks
Germany	0	309,392	0	309,392
Short-term investments
Investment companies	4,387,199	0	0	4,387,199
Total assets	$9,142,138	$248,912,617	$0	$258,054,755
Liabilities
Futures contracts	$83,021	$0	$0	$83,021
Total liabilities	$83,021	$0	$0	$83,021
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of July 31, 2025, $892,453 was segregated as cash collateral for these open futures contracts.
At July 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
12 | Allspring Disciplined International Developed Markets Portfolio